111 West Monroe Street Chicago, IL 60603-4080 T 312.845.3000 F 312.701.2361 www.chapman.com

September 16, 2020

Anu Dubey

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re: SmartTrust 501 (the “Fund”)

(File No. 333-244286) (CIK# 1806714)

Ms. Dubey:

Transmitted herewith on behalf of Hennion & Walsh, Inc. (the “Sponsor”), sponsor, depositor and principal underwriter of the Fund, is Amendment No. 1 to the Registration Statement on Form S-6 for the registration under the Securities Act of 1933 (the “Securities Act”) of units representing the ownership of interests in the unit investment trust of the Fund (the “Trust”).

The Registration Statement on Form S-6 relating to the Fund was initially filed with the Securities and Exchange Commission (the “Commission”) on August 11, 2020. We received comments from the staff of the Commission in a letter dated September 9, 2020 from Anu Dubey requesting that we make certain changes to the Registration Statement. We have addressed those comments herein and the prospectus has been revised in accordance with the comments of the staff.

Comment 1. The comment requested that the Sponsor consider replacing “BofA” with “Bank of America” in the trust’s investment strategy. The Sponsor and BofA Global Research have confirmed that the actual name of the group publishing the research report is BofA Global Research. Accordingly, “BofA” has not been replaced with “Bank of America” in the trust’s investment strategy.

The comment also requested that the disclosure be updated to clarify that the trust will invest in equity securities of the companies. The disclosure has been updated to clarify that the trust will invest in stocks of the companies in accordance with the staff’s comment.

The comment also requested that disclosure be added on the significance of the word “Merrill” in the Trust’s name. Units of the Trust are available exclusively through Merrill Lynch, Pierce, Fenner & Smith Incorporated. Additional language has been added under “Investment Summary—Principal Investment Strategy” disclosing that units are available exclusively through Merrill Lynch, Pierce, Fenner & Smith Incorporated.

Comment 2. The comment requested that the prospectus include a policy to invest at least 80% of the Trust’s assets in cyber security investments along with a definition of cyber security investments. Disclosure has been added in accordance with the staff’s comment.

Comment 3. The comment requested that the criteria and process used to select the securities for the portfolio be clarified. Additional language has been added in accordance with the staff’s comment clarifying (1) that the Sponsor selected the securities for the Trust, (2) the Sponsor’s selection criteria and (3) criteria used by BofA Global Research for their research report.

The comment also requested that any corresponding risk disclosure associated with the selection criteria be added to the section entitled “Investment Summary—Principal Risk Considerations.” Disclosure has been added in accordance with the staff’s comment.

Comment 4. The comment requested disclosure of the market capitalization policy used to select securities included in the Trust’s portfolio. Disclosure has been added to the prospectus under “Investment Summary—Principal Investment Strategy” clarifying that no market capitalization policy was used in selecting securities for the Trust.

Comment 5. The comment requested that disclosure be added under “Investment Summary—Principal Investment Strategy” stating that the portfolio is considered to be concentrated in securities issued by companies in the information technology sector. Disclosure has been added in accordance with the staff’s comment.

Comment 6. The comment requested that disclosure be added under “Investment Summary—Principal Investment Strategy” stating that the Trust may invest in securities of companies located in emerging market countries. Disclosure has been added in accordance with the staff’s comment.

The comment also requested that we review the emerging markets disclosure under “Investment Summary—Principal Risk Considerations” and consider enhancing disclosure related to the quality and availability of financial information of emerging market issuers. Disclosure has been added in accordance with the staff’s comment under “Investment Summary—Principal Risk Considerations” and “Risk Considerations—Emerging Markets”.

We have been advised that the Sponsor would like to activate the Fund and have the Registration Statement declared effective on September 23, 2020, or as soon as possible thereafter. An appropriate amendment to the Registration Statement to reflect such deposit will be promptly filed with the Commission at that time, accompanied by the request of the Sponsor that the Registration Statement be made effective.

No notification of registration or registration statement under the Investment Company Act of 1940 is currently being submitted to the Commission, as the filings under the Investment Company Act of 1940 File No. 811-21429 for Smart Trust, Tax Free Bond Trust, et al. are intended to apply to this series of the Fund.

In as much as the Fund is not yet operative, no filings have been required under any of the acts administered by the Commission. Therefore, for purposes of Securities Act Release No. 5196 there are no delinquencies to be reported or other references to be made to filings under the Securities Exchange Act of 1934.

If you have any questions, please do not hesitate to contact Scott R. Anderson at (312) 845-3834 or Matthew T. Wirig at (312) 845-3432.

Very truly yours,

/s/ CHAPMAN AND CUTLER LLP

Chapman and Cutler LLP